PGIM Target Date 2060 Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 51.3%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	34,665	$526,564
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	71,400	3,177,302
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	70,605	790,778
		4,494,644
Fixed Income — 9.7%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	51,654	351,764
PGIM Total Return Bond Fund (Class R6)	41,382	495,754
		847,518
International Equity — 38.9%
PGIM Global Real Estate Fund (Class R6)	21,241	435,856
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	65,225	812,709
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	150,668	2,153,053
		3,401,618

Total Long-Term Investments (cost $7,315,930)		8,743,780

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $13,543)	13,543	13,543

TOTAL INVESTMENTS 100.1% (cost $7,329,473)(wa)		8,757,323
Liabilities in excess of other assets (0.1)%		(6,328)

Net Assets 100.0%		$8,750,995

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2060 Fund